Definition of Terms in Fund Name	Jun. 29, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation by investing in a diversified portfolio of equity ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. Under normal circumstances, the Trust will invest at least 80% of its assets in ETFs which invest at least 80% of their assets in equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which seeks to provide broad equity diversification by investing approximately 70% in approximately ten First Trust® ETFs that invest in common stocks across all market capitalizations, across all MSCI GICS® sectors, and U.S. and non-U.S. companies. The remaining approximately 30% of the portfolio invests in approximately seven narrowly focused First Trust® ETFs that invest in common stocks across various market capitalizations of internet, artificial intelligence, health care, financials, industrials, communication services and information technology companies, which we believe will outperform the overall market over the life of the Trust. The ETFs included in the portfolio are selected by the First Trust Advisors Model Investment Committee through a dynamic approach based on the following factors: the size and liquidity of the ETF (requiring a minimum market capitalization of $50,000,000 and at least 6 months of trading history) and the expense ratio of the ETF (prioritizing ETFs with lower expense ratios), while attempting to limit the overlap of the securities held by the ETFs. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to depositary receipts through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.